PACHOLDER HIGH YIELD FUND, INC.

Dear Stockholders:

Overview of the First Quarter

The Pacholder High Yield Fund, Inc. (the “Fund”) followed a strong 2004 performance with above market returns in a volatile and weaker first quarter of 2005. The negative volatility has increased during the second quarter as investors headed for the sidelines in the wake of Ford and GM being downgraded from investment grade to high yield by Standard & Poor’s, volatile and negative equity markets and no sign that the Fed will stop increasing the Fed Funds overnight lending rates. For the quarter ended March 31, 2005, the Fund returned -1.24%, and the Fund’s portfolio (gross of leverage, fees and expenses) returned -0.34%. This compares favorably to the average total return of all closed-end high yield funds of -1.64%, as reported by Thomson Financial CDA, and in line with the -1.18% return of the CS First Boston High Yield Index, Developed Countries Only (the “Index”).

During the first quarter the high yield market performance was very volatile as the returns by month for the Index showed first a slight market correction in January, which was down -0.06%, following the very strong returns in the fourth quarter of 2004, and particularly December followed by a rally in February (+1.32%) and a sharp correction in March (-2.41%), sparked by GM’s announcement on March 16, 2005 of a large first quarter loss, expectation of negative cash flow for 2005, and withdrawal of 2005 earnings guidance. The GM announcement, and parallel concerns about Ford, two of the largest issuers in the investment grade corporate market, accelerated a repricing of all corporate credit in the bond market. In the first quarter, B-rated securities showed the best results in the high yield market, followed by BB, and CCC-rated securities having the lowest rating sector returns. BB-rated securities were most affected by the rise in interest rates during the quarter, and CCC-rated securities were most affected by the repricing of credit risk. This market correction has continued into April and May and has demonstrated the more traditional correction/ risk aversion profile with BB-rated securities outperforming B and CCC, with the weakest credits generally suffering the worst. This market correction also manifested across industry sectors, as cyclical sectors such as autos, airlines and steel underperformed the market as a whole.

Although the high yield market is in the midst of a sharp correction, the trend for low default rates and outlook for low default rates continues. The trailing twelve month default rate dropped from 2.20% in December 2004 to 2.0% in April 2005. In March 2005 Moody’s was projecting the twelve-month default rate to come in at 2.80% by December 2005, Moody’s has now moved the December projected twelve-month default rate down to 2.5%. The default rate has declined sharply in large part because of the economic recovery and the dramatic improvement in the liquidity available in the capital markets, which allowed many high yield issuers to refinance near-term maturities and significantly lower their cost of borrowing. It is not clear how much the current correction taking place in the high yield market will negatively affect the default outlook.

Although access to capital clearly has become more difficult and expensive as the debt and equity markets have corrected, most companies are reporting improved first quarter operating results that are have met or exceeded expectations. The general credit quality of high yield issuers has continued to improve as revenues and cash flows have grown during the current economic expansion. However, there are a number of sectors, such as airlines and autos, that have suffered margin pressures due to increasing costs, particularly for energy and raw materials, and limited pricing power.

The first quarter showed consistent negative performance across most of the Index’s industry sectors as only 4 of 19 sectors posted positive returns. Industry sectors of the high yield market that performed relatively well during the quarter were Food/Tobacco, Chemicals and Wireless Communications. Sectors that provided weak relative performance included Transportation (Auto), Aerospace and Retail. The Fund’s portfolio is well diversified, with investments in 195 issuers in 19 different industries. The Fund’s largest industry sector concentration is in Chemicals, which accounted for 8.26% of the portfolio’s long-term market value as of March 31, 2005. The Chemicals are a cyclical industry group that continues to benefit from the economic expansion in the U.S. and global economies. We overweighted this sector because many bonds in the sector appeared inexpensive to us based on the improving fundamentals of their issuers. This overweighted position has continued to contribute to the strong relative performance of the Fund’s portfolio both last year and the first quarter of 2005.

The negative performance of the high yield market during the first quarter of 2005 was evident in the Index’s average price, yield, and spread over Treasuries. For the quarter, the average price of the Index dropped 3.06 points from 102.65 to 99.59, its average yield increased 85 basis points from 6.97% to 7.82% and its spread over the comparable Treasury increased by 27 basis points, from 345 to 372 basis points.

Investor sentiment with regard to high yield was generally negative this quarter and as the quarter progressed traditional institutional buyers became more cautious as the market traded down. This quarter saw heavy outflows in both January and March out of open-end funds, a total of -$5.5 billion cash came out of the market via mutual funds during the quarter.

PACHOLDER HIGH YIELD FUND, INC.

First quarter returns for the broad equity indices also were all negative. The Russell 2000 returned -5.34%, the S&P 500 returned -2.15%, and Dow returned -2.06%. Sustained negative sentiment in the equity markets generally does affect the high yield market because that negative investor sentiment will tend to leak into the high yield market over time and a negative equity market can constrain issuers with less financial flexibility.

Portfolio Strategy and Outlook

The Fund’s theme for investing during the first quarter of 2005 continued to be individual security selection with an eye towards upgrading the overall credit quality of the portfolio. The sell discipline was directed toward underperforming credits and securities that were fully valued and presented little upside potential, particularly if the issuer had a lower overall credit rating. Because the strength and duration of the economic expansion and the current market correction is not known, we will change the composition of the portfolio gradually over time, predicated on bottom-up fundamental analysis of the opportunities available in the market.

As always, we appreciate your interest in the Fund and look forward to your continued support.

Sincerely,

William J. Morgan

President

June 8, 2005

Dividend Reinvestment Plan

The Fund’s Dividend Reinvestment Plan offers you an automatic way to reinvest your dividends and capital gains distributions in additional shares of the Fund. For an enrollment form and detailed information about the Plan, please contact Computershare Investor Services, P.O. Box 2388, Chicago, IL 60690-2388, (888) 294-8217, and www.computershare.com.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders

March 31, 2005

Description	Par (000)	Value	Percent of Net Assets*
CORPORATE DEBT SECURITIES — 143.4%
AEROSPACE — 5.0%
American Airlines, Inc., Pass Thru Cert, 9.71%, 1/2/07	$383	$356,103	0.3%
American Airlines, Inc., Pass Thru Cert, 7.8%, 10/1/06	1,000	915,557	0.8
American Airlines, Inc., Sec’d 7.25%, 2/5/09	500	479,375	0.4
Continental Airlines, Inc., Pass Thru Cert, 7.568%, 12/1/06	100	79,610	0.1
Continental Airlines, Inc., Bank Debt, 2.9375%, 12/31/06[8]	364	312,727	0.3
Continental Airlines, Inc., Sec’d, 10.45%, 12/6/07	750	759,375	0.6
Northwest Airlines Corp., Pass Thru Cert, 8.304%, 9/1/10	545	449,065	0.4
Northwest Airlines Corp., Pass Thru Cert, 7.626%, 4/1/10	1,852	1,553,226	1.3
Wyle Laboratories, Inc., 1st Lien Bank Debt, 5.5%, 2/4/11	500	508,750	0.4
Wyle Laboratories, Inc., 2nd Lien Bank Debt, 9.25%, 8/4/11	500	511,250	0.4

		5,925,038	5.0
CHEMICALS — 12.6%
American Rock Salt Co., Sec’d Nt, 9.5%, 3/15/14	400	412,000	0.4
BCP Caylux Holdings, Sr Sub Nt, 9.625%, 6/15/14[2]	132	150,480	0.1
Braskem, Nt, 11.75%, 1/22/14[2]	350	392,000	0.3
Crompton Corp., Sr Nt, 9.875%, 8/1/12	750	858,750	0.7
Crompton Corp., FRN, Sr Nt, 8.71%, 8/1/10	300	334,500	0.3
Crystal US Holdings/US Sub, Sr Disc Nt, 10.5%, 10/1/14[2,7]	325	227,500	0.2
Equistar Chemicals, Sr Nt, 10.625%, 5/1/11	1,000	1,122,500	0.9
Huntsman Advanced Materials, Nt, 11%, 7/15/10[2]	200	229,500	0.2
Innophos, Inc., Sr Sub Nt, 8.875%, 8/15/14[2]	800	840,000	0.7
Johnsondiversey, Inc., Disc Nt, 10.48%, 5/15/13[7]	2,000	1,720,000	1.4

Description	Par (000)	Value	Percent of Net Assets*
CHEMICALS (continued)
Koppers Industry, Inc., Sec’d Nt, 9.875%, 10/15/13	$ 175	$ 195,125	0.2%
Lyondell Chemical Co., Co Guar,10.5%, 6/1/13	1,000	1,150,000	1.0
OM Group, Sr Sub Nt, 9.25%, 12/15/11	700	721,000	0.6
Polyone Corp., Sr Nt, 8.875%, 5/1/12[6]	500	535,000	0.5
Polyone Corp., Sr Nt, 10.625%, 5/15/10[6]	1,700	1,887,000	1.6
Rhodia SA, Sr Nt, 10.25%, 6/1/10	1,000	1,090,000	0.9
Terra Capital, Inc., Sr Nt, 12.875%, 10/15/08	1,025	1,214,625	1.0
Terra Capital, Inc., Sr Nt, 11.5%, 6/1/10	956	1,099,400	0.9
United Agri Products, Sr Disc Nt, 10.74%, 7/15/12[7]	1,000	795,000	0.7

		14,974,380	12.6
CONSUMER PRODUCTS —4.5%
Ames True Temper Inc., Nt, 6.64%, 1/15/12	1,000	940,000	0.8
General Nutrition Center, Sr Sub Nt, 8.5%, 12/1/10	125	106,250	0.1
General Nutrition Center, Sr Nt, 8.625, 1/15/11[2]	250	235,000	0.2
Home Products International, Inc., Sr Sub Nt, 9.625%, 5/15/08	932	848,120	0.7
Leiner Health Products, Sr Sub Nt, 11%, 6/1/12	500	537,500	0.4
Levi Straus and Co., FRN, Sr Nt, 7.73%, 4/1/12[2]	500	491,250	0.4
Levi Straus and Co., Sr Nt, 12.25%, 12/15/12	750	817,500	0.7
Solo Cup Company, Sr Sub Nt, 8.5%, 2/15/14[6]	900	900,000	0.8
Westpoint Stevens, Inc., Bank Debt, 9.25%, 11/30/04[4,8]	658	513,192	0.4
Westpoint Stevens, Inc., Sr Nt, 7.875%, 6/15/05[1,4]	1,000	2,500	0.0

		5,391,312	4.5

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2005

Description	Par (000)	Value	Percent of Net Assets*
ENERGY — 3.5%
Bluewater Finance, Ltd., Sr Nt,10.25%, 2/15/12	$350	$379,750	0.3%
El Paso Corp., Sr Nt, 7.875%, 6/15/12[6]	1,250	1,243,750	1.0
Petrobas Int’l Finance, Nt, 7.75%, 9/15/14	1,000	980,000	0.8
Secunda Int’l, Ltd., FRN, Sec’d,10.66%, 9/1/12	500	501,250	0.4
Seitel, Inc., Sr Nt, 11.75%, 7/15/11	500	562,500	0.5
Transmontaigne, Inc., Sr Sub Nt, 9.125%, 6/1/10	500	530,000	0.5

		4,197,250	3.5
FINANCE — 4.4%
Advanta Capital Trust, Co Guar, 8.99%, 12/17/26	1,560	1,517,100	1.3
Crum & Forster Holding, Inc., Sr Nt, 10.375%, 6/15/13	500	560,000	0.5
General Motors Acceptance Corp., Nt, 7.75%, 1/19/10	1,000	960,496	0.8
Providian Capital I, Bank Guar, 9.525%, 2/1/27[2]	1,250	1,318,750	1.1
Refco Finance Holdings, Sr Sub Nt, 9.0%, 8/1/12[2]	800	848,000	0.7

		5,204,346	4.4
FOOD & DRUG — 1.2%
Petro Shopping Center, Sec’d Nt, 9%, 2/15/12	400	412,000	0.3
Southern States Coop, Inc., Sr Nt, 10.5%, 10/15/10[2]	1,000	1,037,500	0.9

		1,449,500	1.2
FOOD & TOBACCO — 10.5%
American Seafood Group LLC, Sr Disc Nt, 11.5%, 11/1/11[2,7]	275	192,500	0.2
Apple South, Inc., Sr Nt, 9.75%, 6/1/06[1,4]	1,500	285,000	0.2
Avado Brands, Inc., Sr Sub Nt, 11.75%, 6/15/09[1,4]	500	0	0.0
Cosan SA Industria, Sr Nt, 9%, 11/1/09 [2]	300	289,500	0.2
Burns Philp Cap Pty/US, Sr Sub Nt, 10.75%, 2/15/11	500	555,000	0.5
Gold Kist, Inc., Sr Nt, 10.25%, 3/15/14	487	555,180	0.5

Description	Par (000)	Value	Percent of Net Assets*
FOOD & TOBACCO (continued)
Golden State Foods, Sr Sub Nt, 9.24%, 1/10/12[8]	$ 1,250	$1,215,625	1.0%
Land O Lakes, Inc., Sr Nt, 8.75%, 11/15/11[6]	1,000	997,500	0.8
Landry’s Restaurants, Inc., Sr Nt, 7.5%, 12/15/14[2]	500	485,000	0.4
National Beef Packaging, Sr Nt, 10.5%, 8/1/11	750	765,000	0.6
National Wine & Spirits, Inc., Sr Nt, 10.125%, 1/15/09	1,750	1,750,000	1.5
North Atlantic Trading, Sr Nt, 9.25%, 3/1/12[6]	800	600,000	0.5
Premium Standard Farms, Sr Nt, 9.25%, 6/15/11	1,985	2,128,913	1.8
Sbarro, Inc., Sr Nt, 11%, 9/15/09[6]	1,800	1,737,000	1.5
Swift and Co., Sr Sub Nt, 12.5%, 1/1/10	250	281,875	0.2
Uno Restaurant, Sr Nt, 10.0%, 2/15/11[2]	750	750,000	0.6

		12,588,093	10.5
FOREST PRODUCTS & CONTAINERS — 9.1%
Abitibi-Consolidated Inc., Sr Notes 8.375%, 4/1/15	1,400	1,361,500	1.1
Anchor Glass Container, Sr Sec’d Nt, 11%, 2/15/13	500	451,250	0.4
Buckeye Cellulose Corp., Sr Sub Nt, 9.25%, 9/15/08	1,410	1,402,950	1.2
Buckeye Technologies, Inc., Sr Sub Nt, 8%, 10/15/10	465	460,350	0.4
Consolidated Container, Sr Disc Nt, 10.75%, 6/15/09[7]	600	519,000	0.4
Constar International, FRN, Nt, 6.15%, 2/15/12[2]	250	250,000	0.2
Constar International, Sr Sub Nt, 11%, 12/1/12[6]	1,200	1,200,000	1.0
Crown Cork & Seal, Sr Sec’d Nt, 10.875%, 3/1/13	500	580,000	0.5
Fibermark, Inc., Sr Nt, 10.75%, 4/15/11[1,4]	720	525,600	0.5
Fraser Papers Inc, Sr Nt, 8.75%, 3/15/15[2]	1,000	940,000	0.8
Portola Packaging Inc., Sr Nt, 8.25%, 2/1/12[6]	2,000	1,500,000	1.3
Tembec Industries, Sr Nt, 8.5%, 2/1/11	775	734,313	0.6

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2005

Description	Par (000)	Value	Percent of Net Assets*
FOREST PRODUCTS & CONTAINERS (continued)
Vitro Envases Norteamerica, Sec’d Nt, 10.75%, 7/23/11[2]	$850	$867,000	0.7%

		10,791,963	9.1
GAMING & LEISURE — 2.3%
Bally Total Fitness Holding Corp., Sr Sub Nt, 9.875%, 10/15/07[6]	430	363,350	0.3
Bally Total Fitness Holding Corp., Sr Nt, 10.5%, 7/15/11	1,200	1,182,000	1.0
Pinnacle Entertainment, Sr Sub Nt, 8.25%, 3/15/12	200	200,000	0.2
True Temper Sports, Inc., Sr Sub Nt, 8.375%, 9/15/11	500	465,000	0.4
Wynn Las Vegas LLC, Mtg, 6.625%, 12/1/14[2]	500	475,000	0.4

		2,685,350	2.3
HEALTH CARE — 12.2%
Ameripath, Inc., Sr Sub Nt, 10.5%, 4/1/13	1,000	995,000	0.8
Amr Holdco/Emcare Holdco, Sr Sub Nt, 10.0%, 2/15/15[2]	800	832,000	0.7
Athena Neuro/Elan, Co Guar, 7.25%, 02/21/08[6]	1,750	1,465,625	1.2
CDRV Investors, Inc., Sr Disc Nt, 9.75%, 1/1/15[2,7]	600	361,500	0.3
Encore Medical IHC, Inc., Sr Sub Nt, 9.75%, 10/1/12[2]	605	589,875	0.5
Healthsouth Corp., Sr Nt, 8.375%, 10/1/11	1,000	985,000	0.8
Healthsouth Corp., Nt, 7.625%, 6/1/12	600	576,000	0.5
Insight Health Services, Sr Sub Nt, 9.875%, 11/1/11[6]	1,317	1,290,660	1.1
Medcath Holdings Corp., Sr Nt, 9.875%, 7/15/12	1,000	1,075,000	0.9
Psychiatric Solutions, Sr Sub Nt, 10.625%, 6/15/13	333	369,630	0.3
Res-Care, Inc., Co Guar, 10.625%, 11/15/08	540	583,200	0.5
Tenet Healthcare Corp., Sr Nt, 9.25%, 2/1/15[2]	1,000	997,500	0.8
Tenet Healthcare Corp., Sr Nt, 9.875%, 7/1/14	1,000	1,040,000	0.9
US Oncology Inc, FRN, Sr Nt, 8.62%, 3/15/15[2]	1,500	1,413,750	1.2

Description	Par (000)	Value	Percent of Net Assets*
HEALTH CARE (continued)
Vanguard Health Holdings II, Sr Sub Nt, 9%, 10/1/14	$1,400	$1,473,500	1.3%
Vanguard Health Holdings I, Sr Disc Nt, 10.43%, 10/1/15[7]	750	500,625	0.4

		14,548,865	12.2
HOUSING — 5.1%
Fedders NA, Sr Nt, 9.875%, 3/1/14	1,250	937,500	0.8
Great Lakes Dredge & Dock, Sr Sub Nt, 7.75%, 12/15/13	1,830	1,518,900	1.3
Interface, Inc., Sr Sub Nt, 9.5%, 2/1/14[6]	1,100	1,157,750	1.0
RMCC Acquisition Co., Sr Sub Notes, 9.50%, 11/1/12[2]	2,450	2,401,000	2.0

		6,015,150	5.1
INFORMATION TECHNOLOGY — 5.2%
Activant Solutions, Sr Nt, 9.0%, 4/1/10[2]	400	408,000	0.3
Activant Solutions, Sr Nt, 10.5%, 6/15/11	200	213,000	0.2
Advanced Micro Devices, Sr Nt, 7.75%, 11/1/12[2]	500	491,250	0.4
Amkor Technology, Inc., Sr Nt, 7.125%, 5/15/11[6]	1,300	1,095,250	0.9
Danka Business Systems, Sr Nt, 11%, 6/15/10	875	840,000	0.7
Smart Modular Tech, FRN, Sr Nt, 8.35%, 4/1/12[2]	1,500	1,485,000	1.3
Stratus Technologies, Inc., Sr Nt, 10.375%, 12/1/08	500	495,000	0.4
Viasystems, Sr Sub Nt, 10.5%, 1/15/11	1,150	1,138,500	1.0

		6,166,000	5.2
MANUFACTURING — 5.4%
Columbus McKinnon, Sec’d Nt, 10%, 8/1/10	175	190,312	0.2
Day International Group, Inc., Sub Nt, 9.5%, 3/15/08	1,700	1,721,250	1.4
Eagle-Picher, Inc., Sr Nt, 9.75%, 9/1/13 [1,4,6]	900	576,000	0.5
Interline Brands, Inc., Sr Sub Nt, 11.5%, 5/15/11	324	369,360	0.3
Invensys PLC, Sr Nt, 9.875%, 3/15/11[2]	1,000	1,017,500	0.9

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2005

Description	Par (000)	Value	Percent of Net Assets*
MANUFACTURING (continued)
Milacron Escrow Corp., Sec’d Nt, 11.5%, 5/15/11	$ 1,750	$1,907,500	1.6%
Precision Partners, Inc., Sr Sub Nt, 12%, 2/1/07[3,9]	410	410,114	0.3
Thermadyne Holdings Corp., Sr Sub Nt, 9.25%, 2/1/14	200	192,000	0.2

		6,384,036	5.4
MEDIA & TELECOM: BROADCASTING — 1.0%
Fisher Communications, Inc, Sr Nt, 8.625%, 9/15/14	300	321,000	0.3
LBI Media, Inc., Sr Disc Nt, 11%, 10/15/13[7]	875	643,125	0.5
Nexstar Fin Hldg LLC, Inc., Sr Disc Nt, 11.36%, 4/1/13[7]	250	196,250	0.2

		1,160,375	1.0
MEDIA & TELECOM: CABLE — 8.2%
Adelphia Communications, Corp., Sr Nt, 9.375%, 11/15/09[1,4,6]	1,500	1,335,000	1.1
Adelphia Communications, Corp., Sr Nt, 8.125%, 7/15/03[1,4]	750	626,250	0.5
Adelphia Communications, Corp., Sr Nt, 6%, 2/15/06[1,4]	125	8,750	0.0
Charter Communications Holdings LLC, Sr Nt, 10%, 4/1/09	2,000	1,620,000	1.4
Charter Communications Holdings LLC, Sr Nt, 11.125%, 1/15/11	200	161,500	0.1
Insight Communications, Inc., Sr Disc Nt, 12.52%, 2/15/11[7]	1,000	995,000	0.8
Insight Midwest, Sr Nt, 10.5%, 11/1/10	1,050	1,123,500	1.0
Mediacom LLC/Capital Corp., Sr Nt, 9.50%, 1/15/13[6]	1,800	1,795,500	1.5
Panamsat Corp., Sr Nt, 9%, 8/15/14	1,000	1,055,000	0.9
Panamsat Corp., Sr Disc Nt, 10.5%, 11/1/14[2,7]	1,000	650,000	0.6
Zeus Special Sub Ltd., Disc Nt, 9.25%, 2/1/15[2,7]	600	379,500	0.3

		9,750,000	8.2
MEDIA & TELECOM: FIXED COMMUNICATIONS — 8.7%
Alaska Comm Sys Hldgs, Inc., Co Guar, 9.875%, 8/15/11	610	643,550	0.5
Cincinnati Bell Telephone, Sr Sub Nt, 8.375%, 1/15/14[6]	1,150	1,132,750	1.0

Description	Par (000)	Value	Percent of Net Assets*
MEDIA & TELECOM: FIXED COMMUNICATIONS (continued)
Global Crossing UK Fin, Co Guar, 10.75%, 12/15/14[2]	$ 850	$784,125	0.7%
Intelsat Bermuda Ltd., Sr Nt, 8.25%, 1/15/13[2]	500	505,000	0.4
MCI Communications, Sr Nt, 6.688%, 5/1/09	1,000	1,040,000	0.9
Mastec, Inc., Sr Sub Nt, 7.75%, 2/1/08[6]	780	756,600	0.6
Ntelos, Inc., 2nd Lien Bank Debt, 7.62%, 2/24/11	500	506,875	0.4
Primus Telecomm Group, Bank Debt, 11%, 2/18/11	1,000	980,000	0.8
Primus Telecomm Group, Sr Nt, 8%, 1/15/14[6]	1,000	720,000	0.6
Qwest Communications, FRN, Sr Nt, 6.29%, 2/15/09[2]	1,001	1,008,508	0.9
Qwest Services Corp., Sr Nt, 7.875%, 9/1/11[2]	100	103,000	0.1
Time Warner Communications, Sr Nt, 9.25%, 2/15/14[2]	750	720,000	0.6
Time Warner Communications, Sr Nt, 9.75%, 7/15/08	1,000	975,000	0.8
Time Warner Communications, Sr Nt, 9.25%, 2/15/14	500	480,000	0.4

		10,355,408	8.7
MEDIA & TELECOM: WIRELESS COMMUNICATIONS — 7.6%
ACC Escrow Corp., Sr Nt, 10%, 8/1/11[6]	1,000	920,000	0.8
Centennial Cellular, Sr Nt, 10.125%, 6/15/13	1,070	1,182,350	1.0
Dobson Cellular Systems, FRN, Sec’d, 7.49%, 11/1/11[2]	500	512,500	0.4
Dobson Cellular Systems, Sec’d, 9.875%, 11/1/12[2]	1,000	1,020,000	0.9
Horizon PCS, Inc., Sr Nt, 11.375%, 7/15/12[2]	350	397,250	0.3
IWO Escrow Co., Sr Disc Nt, 10.75%, 1/15/15[2,7]	150	96,000	0.1
IWO Escrow Co., FRN, Sec’d, 6.32%, 1/15/12[2]	150	153,000	0.1
Metropcs, Inc., Sr Nt, 10.75%, 10/1/11	500	510,000	0.4
Rural Cellular Corp., Sr Sub Nt, 9.625%, 5/15/08[6]	1,300	1,241,500	1.0

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2005

Description	Par (000)	Value	Percent of Net Assets*
MEDIA & TELECOM: WIRELESS COMMUNICATIONS (continued)
SBA Communications Corp., Sr Nt, 8.5%, 12/1/12[2]	$500	$517,500	0.4%
SBA Communications Corp., Sr Disc Nt, 9.75%, 12/15/11[7]	500	431,250	0.4
TSI Telecommunications, Inc., Sr Sub Nt, 12.75%, 2/1/09	158	176,170	0.2
US Unwired, Inc., Sr Sec’d Nt, 10%, 6/15/12	450	498,375	0.4
Ubiquitel Operating Corp., Sr Nt, 9.875%, 3/1/11	750	826,875	0.7
Ubiquitel Operating Corp., Sr Nt, Add-on, 9.875%, 3/1/11[2]	500	551,250	0.5

		9,034,020	7.6
MEDIA & TELECOM: DIVERSIFIED — 7.2%
IMAX Corp., Sr Nt, 9.625%, 12/1/10	2,100	2,247,000	1.9
LCE Acquisition Corp., Sr Sub Nt, 9%, 8/1/14[2]	400	398,000	0.3
Mail-Well I Corp., Sr Sub Nt, 7.875%, 12/1/13	2,000	1,785,000	1.5
Phoenix Color Corp., Sr Sub Nt, 10.375%, 2/1/09	1,730	1,591,600	1.3
Six Flags, Inc., Sr Nt, 9.625%, 6/1/14	1,000	922,500	0.8
Six Flags, Inc., Sr Nt, 8.875%, 2/1/10[6]	500	470,000	0.4
Six Flags, Inc., Sr Nt, 9.75%, 4/15/13	400	373,000	0.3
Universal City Development, Sr Nt, 11.75%, 4/1/10	750	855,000	0.7

		8,642,100	7.2
METALS & MINERALS — 3.1%
AK Steel Corp., Co Guar, 7.875%, 2/15/09	1,000	980,000	0.8
Neenah Corp., Sr Sub Nt, 11%, 9/30/10[2]	200	222,000	0.2
Novelis Inc., Sr. Notes, 7.25%, 2/15/15[2]	500	490,000	0.4
Ryerson Tull, Inc., Sr Nt, 9.125%, 7/15/06	750	772,500	0.7
Wolverine Tube, Sr Nt, 7.375%, 8/1/08	675	651,375	0.6
Wolverine Tube, Sr Nt, 10.5%, 4/1/09	500	527,500	0.4

		3,643,375	3.1
RETAIL — 4.2%
Broder Bros. Co., Sr Nt, 11.25%, 10/15/10	1,000	1,095,000	0.9
Broder Bros. Co., Sr Nt, Add-on 11.25%, 10/15/10[2]	500	547,500	0.5

Description	Par (000)	Value	Percent of Net Assets*
RETAIL (continued)
Gregg Appliances Inc., Sr Nt, 9.0%, 2/1/13[2]	$ 1,325	$ 1,258,750	1.1%
Rent-Way, Inc., Nt, 11.875%, 6/15/10	750	830,625	0.7
Riddell Bell Holdings, Sr Sub Nt, 8.375%, 10/1/12[2]	300	307,500	0.3
Tom’s Foods, Inc., Sr Nt, 10.5%, 11/1/04[1,4,9]	1,000	890,000	0.7

		4,929,375	4.2
SERVICES — 3.1%
Allied Waste NA, Co Guar, 9.25%, 9/1/12	300	321,000	0.3
IMCO Recycling Escrow, Sr Nt, 9%, 11/15/14[2]	100	105,000	0.1
Knowledge Learning Center, Sr Sub Nt, 7.75%, 2/1/15[2]	500	482,500	0.4
Nationsrent, Inc., Sr Sec’d Nt, 9.5%, 10/15/10	300	321,000	0.3
Neff Corp., Co Guar, 10.25%, 6/1/08	200	176,000	0.1
Neff Corp., Co Guar, 10.25%, 6/1/08	1,050	924,000	0.8
Sac Holdings, Sr Nt, 8.5%, 3/15/14	1,323	1,283,165	1.1

		3,612,665	3.1
TRANSPORTATION — 12.0%
Airxcel, Inc., Sr Sub Nt, 11%, 11/15/07	1,584	1,552,320	1.3
American Commercial Lines, Sr Nt, 9.50%, 2/15/15[2]	500	516,250	0.4
Anchor Lamina, Inc., Sr Sub Nt, 9.875%, 2/1/08	1,050	924,000	0.8
Asbury Automotive Group, Sr Sub Nt, 8%, 3/15/14	350	339,500	0.3
Asbury Automotive, Co Guar, 9%, 6/15/12	500	510,000	0.4
Autocam Corp., Sr Sub Nt, 10.875%, 6/15/14	975	848,250	0.7
CP Ships, Ltd., Sr Sub Nt, 10.375%, 7/15/12	500	571,250	0.5
Delco Remy International, Inc., Sr Sub Nt, 9.375%, 04/15/12	200	168,000	0.1
Delco Remy International, Inc., Sr Sub Nt, 11%, 5/1/09[6]	1,800	1,656,000	1.4
Dura Operating Corp., Co Guar, 9%, 5/1/09[6]	250	197,500	0.2
Dura Operating Corp., Co Guar, 8.625%, 4/15/12[6]	1,250	1,153,125	1.0

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2005

Description	Par (000)	Value	Percent of Net Assets*
TRANSPORTATION (continued)
H-Lines Finance Holding, Sr Disc Nt, 11%, 4/1/13[2,7]	$750	$585,000	0.5%
Laidlaw International, Inc., Sr Nt, 10.75%, 6/15/11	500	566,250	0.5
Newcor, Inc., Sr Sub Nt, 6.0%, 1/31/13	1,500	1,035,000	0.9
Quality Distribution, Co Guar, 9%, 11/15/10	500	490,000	0.4
Sea Containers, Sr Nt,10.5%, 5/15/12	750	810,938	0.7
TFM SA DE CV, Co Guar, 11.75%, 6/15/09	400	400,000	0.3
TFM SA DE CV, Sr Nt,12.5%, 6/15/12	1,100	1,254,000	1.0
Titan Petrolchemicals, Co Guar, 8.50%, 3/18/12[2]	250	233,750	0.2
Ultrapetrol (Bahamas) Ltd., 1st Mtg, 9%, 11/24/14[2]	450	418,500	0.4

		14,229,633	12.0
UTILITIES — 7.3%
Calpine Corp., Sr Nt, 8.5%, 5/1/08	1,500	1,065,000	0.9
Calpine Corp., Sr Nt, 8.625%, 8/15/10[6]	750	523,125	0.4
Calpine Generating Co., 2nd FRN, Sec’d Nt, 8.44%, 4/1/10	500	487,500	0.4
Calpine Generating Co., 3rd FRN, Sec’d Nt, 11.17%, 4/1/11	1,000	955,000	0.8
Edison Mission, Inc., Sr Nt, 9.875%, 4/15/11	2,000	2,310,000	2.0
Midwest Generation LLC, Sec’d Nt, 8.75%, 5/1/34	500	557,500	0.5
Mirant Americas, Sr Nt, 7.40%, 7/15/04[1,2,4]	600	468,000	0.4
Mirant Americas, Sr Nt, 8.3%, 5/1/11[1,4]	250	278,750	0.2
Mirant Americas Generation LLC, Sr Nt, 8.5%, 10/1/21[1,4]	1,000	1,057,500	0.9
Dynegy/NGC Corp., Debentures, 7.125%, 5/15/18	1,250	981,250	0.8

		8,683,625	7.3
Total Corporate Debt Securities
(amortized cost $169,913,339)		170,361,859	143.4

CORPORATE CONVERTIBLE DEBT SECURITIES — 0.2%
PACKAGING — 0.2%
Indesco International, Inc., Conv, Sr Sub Nt, 10%, 3/15/08[3,8,9]	291	290,529	0.2

		290,529	0.2

Description	Shares/Par (000)	Value	Percent of Net Assets
Total Convertible Corporate Debt Securities
(amortized cost $290,529)		$290,529	0.2%

TOTAL DEBT SECURITIES
(amortized cost $170,203,868)		170,652,388	143.6

PREFERRED STOCKS — 4.9%
Glasstech, Inc., Series C, Pfd[1,3,9]	$5	0	0.0
HLI Operating Co., Inc., Series A, Pfd, 8%, 12/31/49	74	3,330	0.0
Kaiser Group Holdings, Inc., Pfd, 7%, 12/31/07[6]	21,670	1,148,510	1.0
McLeod USA, Inc., Conv Pfd, 2.5%, 4/18/12	7,655	7,655	0.0
Oglebay Norton Company, Series A, Pfd, 14.8%	189,370	3,399,192	2.9
Rural Cellular Corp., Pfd, 11.375% PIK, 5/15/10[1,4]	1,000	890,000	0.7
Spanish Broadcasting Systems, Pfd, 10.75%, 10/15/13	282	310,200	0.3
XO Communications, Inc., Pfd, 13.5% PIK, 6/1/10[1,4]	1,580	16	0.0

Total Preferred Stocks
(cost $6,940,683)		5,758,903	4.9

COMMON STOCKS — 4.1%
Abovenet, Inc., Common Stock[1]	1,702	56,166	0.1
Cincinnati Bell, Inc., Common Stock[1,6]	16,370	69,573	0.1
Davel Communications, Inc., Common Stock[1]	523,104	7,585	0.0
Frank’s Nursery, Common Stock[1]	11,252	20,816	0.0
Glasstech, Inc., Class C, Common Stock[1,3,9]	5	0	0.0
Global Crossing Holding Ltd., Common Stock[1]	5,158	80,155	0.1
Indesco International, Inc., Common Stock[1,3,8,9]	60,345	72,414	0.1
Kaiser Group Holdings, Inc., Common Stock[1]	58,011	1,653,314	1.4
Leucadia National Corp., Common Stock[1]	7,801	267,964	0.2
Lexington Coal Company, Common Stock[1]	25,311	7,593	0.0
Mattress Discounters, Common Stock[1,3,9]	8,329	8,329	0.0

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2005

Description	Shares/Par (000)	Value	Percent of Net Assets
COMMON STOCKS (continued)
McLeod USA, Inc., Common Stock[1]	$375	$68	0.0%
Oglebay Norton Company, Common Stock[1]	33,000	523,050	0.4
Precision Partners, Inc., Common Stock[1,3,8,9]	1,367	293,905	0.2
Simonds Industries, Inc., Common Stock[1,3,8,9]	8,236	280,024	0.2
Telewest PLC, Common Stock[1]	85,210	1,515,886	1.3
WHX Corp., Common Stock[1]	8	6	0.0
XO Communications, Inc., Common Stock[1,6]	1,524	3,780	0.0

Total Common Stocks
(cost $16,389,738)		4,860,628	4.1

WARRANTS — 0.0%
Abovenet, Inc., Warrants, 8/9/08[1,3],9	584	5,840	0.0
Abovenet, Inc., Warrants, 8/9/10[1,3,9]	687	4,122	0.0
McLeod USA, Inc., Warrants[1]	16,963	305	0.0
XO Communications, Series A, Warrants[1]	3,047	1,066	0.0
XO Communications, Series B, Warrants[1]	2,285	571	0.0
XO Communications, Series C, Warrants[1]	2,285	388	0.0

Total Warrants
(cost $578,475)		12,292	0.0

TOTAL EQUITY INVESTMENTS
(cost $23,908,896)		10,631,823	9.0

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 23.9%
ING Belgium SA NV — Time Deposit 2.9%, dated 3/31/05, matures 4/1/05 maturity value $810,848	811	810,783	0.7
Lehman Brothers, Inc. — Repurchase Agreements[5] 3.055%, dated 3/31/05, matures 4/1/05 repurchase price $25,002,122	25,000	25,000,000	21.0

Description	Shares/Par (000)	Value	Percent of Net Assets
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED (continued)
Corporate Asset Funding Co., Inc. — Commercial Paper 2.84%, dated 3/31/05, matures 4/1/05 maturity value $1,300,000	$1,300	$1,299,897	1.1%
Intesa Funding LLC — Commercial Paper 2.84%, dated 3/31/05, matures 4/1/05 maturity value $1,300,000	1,300	1,299,897	1.1

Total Investments of Cash Collateral for Securites Loaned
(cost $28,410,577)		28,410,577	23.9

TOTAL INVESTMENTS
(cost $222,523,341)		$209,694,788	176.5

Payable Upon Return of Securities Loaned		(28,410,577)	(23.9)
Payable to Advisor		(630,054)	(0.5)
Payable to Administrator		(16,159)	0.0
Accounting Fees Payable		(4,102)	0.0
Custody Fees Payable		(3,253)	0.0
Other Assets in Excess of Other Liabilities		4,163,930	3.5
Less: Outstanding Preferred Stock (2,640 shares at $25,000 per share) at liquidation value.		(66,000,000)	(55.6)

Net Assets Applicable to Common Stockholders		$118,794,573	100.0

Net Asset Value Per Common Share# ($118,794,573/12,899,861)		$9.21

*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $33,446,738.
[3]	Board valued security. These securities amounted to $1,074,748.
[4]	Security in default.
[5]	Fully collateralized by non-investment grade corporate bonds with a fair market value of $26,216,123.
[6]	All or a portion of the security is on loan. Securities on loan have a fair market value of $26,876,233.
[7]	Step-up bond. Interest rate is effective rate.
[8]	Restricted security.
[9]	Security deemed to be illiquid.

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

March 31, 2005

#	The Fund intially published a net asset value per share as of March 31, 2005 of $9.27. During the first quarter and through May 2005, the Fund incorrectly calculated and published its net asset values as a result of incorrectly recording the consideration to be received in connection with the reorganization of RCN Corp. During this period, the published net asset values were overstated by amounts ranging from $0.06 to $0.11 per share.

PIK Payment in kind.

FRN Floating Rate Note. Rate shown is rate in effect at March 31, 2005.

See accompanying Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Directors and Officers

William J. Morgan President and Director James P. Shanahan, Jr. Secretary James E. Gibson Treasurer David A. Groshoff, Esq. Chief Compliance Officer	John F. Williamson Chairman and Director George D. Woodard Director Daniel A. Grant Director

Investment Objective

A closed-end fund seeking a high level of total return through current income and capital appreciation by investing primarily in high-yield, fixed income securities of domestic companies.

Investment Advisor

Pacholder & Company, LLC

Administrator

JPMorgan Funds Management, Inc.

Custodian

Bank One Trust Company, N.A.

Transfer Agent

Computershare, LLC

Legal Counsel

Kirkpatrick & Lockhart Nicholson Graham LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Executive Offices

Pacholder High Yield Fund, Inc.

8044 Montgomery Road

Suite 555

Cincinnati, Ohio 45236

(513) 985-3200

Please visit our web site, www.phf-hy.com, for information on the Fund’s NAV, share price, news releases, and SEC filings. We created this site to provide stockholders quick and easy access to the timeliest information available regarding the Fund.

This report is for the information of stockholders of Pacholder High Yield Fund, Inc. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.

PACHOLDER HIGH YIELD FUND, INC.

FIRST QUARTER UPDATE

MARCH 31, 2005